Cash and cash equivalents (Tables)	12 Months Ended
Dec. 31, 2022
Cash and cash equivalents
Schedule of cash and cash equivalents

	December 31,
	2022	2021
Bank balances	190,286	129,972
Call deposits	0	67,658
	190,286	197,630